UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

LEGG MASON

INTERNATIONAL

LOW VOLATILITY

HIGH DIVIDEND ETF

LVHI

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and other international currencies

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason International Low Volatility High Dividend ETF for the six-month reporting period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	Legg Mason International Low Volatility High Dividend ETF

Performance review

For the six months ended April 30, 2021, Legg Mason International Low Volatility High Dividend ETF generated a 22.27% return on a net asset value (“NAV”)i basis and 22.65% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended April 30, 2021 based on its NAV and market price as of April 30, 2021. The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside of the United States with relatively high yield and low price and earnings volatility, the QS International Low Volatility High Dividend Hedged Index (NTR)iii, which returned 22.48% for the same period. The Fund’s broad-based market index, the MSCI World ex-US IMI Local Index (Net)iv, returned 26.51% over the same time frame. The Lipper International Multi-Cap Value Funds Category Averagev returned 34.77% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2021 (unaudited)
6 months
Legg Mason International Low Volatility High Dividend ETF:
$25.24 (NAV)	22.27%*†
$ 25.35 (Market Price)	22.65%*‡
QS International Low Volatility High Dividend Hedged Index (NTR)	22.48%
MSCI World ex-US IMI Local Index (Net)	26.51%
Lipper International Multi-Cap Value Funds Category Average	34.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold in the market, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2021, the gross total annual fund operating expense ratio for the Fund was 0.40%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

Legg Mason International Low Volatility High Dividend ETF	III

Performance review (cont’d)

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.leggmason.com/etf. The Fund is traded under the symbol “LVHI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m.to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Equity securities are subject to market and price fluctuations. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. Currency investing contains heightened risks that include market, political, regulatory, and national conditions, and may not be suitable for all investors. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers within the same geographic region, market, industry, group of industries, sector or asset class. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market,

IV	Legg Mason International Low Volatility High Dividend ETF

sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.
ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.
iii

The QS International Low Volatility High Dividend Hedged Index (NTR) (the “Underlying Index”) is composed of equity securities in developed markets outside of the United States across a range of market capitalizations that are included in the MSCI World ex-US IMI Local Index. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the Fund’s subadviser. QS Investors is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. Only stocks that have paid or are anticipated to pay a dividend are included in the Underlying Index. QS Investors anticipates that the number of component securities in the Underlying Index will range from 50 to 200, but this number may vary due to market conditions. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

iv

The MSCI World ex-US IMI Index captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States. The MSCI World ex-US IMI Local Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar.

[v]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 228 funds in the Fund’s Lipper category.

Legg Mason International Low Volatility High Dividend ETF	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020 and does not include derivatives such as futures contracts and forward foreign currency contracts. The composition of the Fund’s investments is subject to change at any time.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
22.27%	$1,000.00	$1,222.70	0.40%	$2.20	5.00%	$1,000.00	$1,022.81	0.40%	$2.01

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2021

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 14.2%
Diversified Telecommunication Services — 11.7%
Deutsche Telekom AG, Registered Shares	90,259	$1,738,462
Elisa oyj	7,461	423,840
HKT Trust & HKT Ltd.	188,124	273,217
Nippon Telegraph & Telephone Corp.	58,800	1,482,037
Orange SA	132,527	1,651,199
Proximus SADP	13,687	292,127
Swisscom AG, Registered Shares	2,498	1,356,570
Telenor ASA	30,910	552,296
Total Diversified Telecommunication Services		7,769,748
Media — 0.3%
Eutelsat Communications SA	12,941	163,807
Wireless Telecommunication Services — 2.2%
SoftBank Corp.	116,000	1,495,833
Total Communication Services		9,429,388
Consumer Discretionary — 0.2%
Specialty Retail — 0.1%
T-Gaia Corp.	4,600	78,781
Textiles, Apparel & Luxury Goods — 0.1%
Pacific Textiles Holdings Ltd.	68,284	43,695
Total Consumer Discretionary		122,476
Consumer Staples — 17.5%
Food & Staples Retailing — 4.9%
Axfood AB	8,032	201,376
Koninklijke Ahold Delhaize NV	57,826	1,558,591
Tesco PLC	486,832	1,489,637
Total Food & Staples Retailing		3,249,604
Food Products — 5.1%
Danone SA	23,838	1,682,459
Nestle SA, Registered Shares	12,042	1,437,567
Orkla ASA	29,422	300,870
Total Food Products		3,420,896
Personal Products — 2.6%
Unilever PLC	29,067	1,699,857
Tobacco — 4.9%
British American Tobacco PLC	43,822	1,627,272

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
Tobacco — continued
Japan Tobacco Inc.	86,700	$1,621,287
Scandinavian Tobacco Group A/S	2,643	48,174
Total Tobacco		3,296,733
Total Consumer Staples		11,667,090
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Itochu Enex Co. Ltd.	5,200	49,524
Financials — 19.2%
Banks — 13.5%
Bank of Nova Scotia	28,725	1,827,594
Banque Cantonale Vaudoise, Registered Shares	1,203	122,800
BOC Hong Kong Holdings Ltd.	219,949	775,939
Canadian Imperial Bank of Commerce	17,892	1,858,429
DBS Group Holdings Ltd.	82,100	1,845,769
Oversea-Chinese Banking Corp. Ltd.	99,300	910,598
Seven Bank Ltd.	297,100	638,749
United Overseas Bank Ltd.	50,200	1,003,321
Valiant Holding AG, Registered Shares	311	34,508
Total Banks		9,017,707
Capital Markets — 0.4%
IGM Financial Inc.	5,288	188,618
Jupiter Fund Management PLC	23,422	83,796
Total Capital Markets		272,414
Insurance — 5.3%
Admiral Group PLC	16,244	703,733
Assicurazioni Generali SpA	41,764	838,847
Gjensidige Forsikring ASA	7,092	161,717
Legal & General Group PLC	68,515	258,406
Zurich Insurance Group AG	3,827	1,572,257
Total Insurance		3,534,960
Total Financials		12,825,081
Health Care — 10.5%
Pharmaceuticals — 10.5%
GlaxoSmithKline PLC	90,640	1,681,141
Novartis AG, Registered Shares	17,829	1,523,983
Roche Holding AG	4,675	1,525,443
Roche Holding AG	1,417	492,816
Sanofi	16,909	1,776,387
Total Health Care		6,999,770

See Notes to Financial Statements.

4	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
Industrials — 12.4%
Air Freight & Logistics — 0.1%
Cia de Distribucion Integral Logista Holdings SA	3,501	$72,911
Construction & Engineering — 2.4%
ACS Actividades de Construccion y Servicios SA	13,591	443,870
Bouygues SA	16,855	723,138
Nishimatsu Construction Co. Ltd.	13,100	348,039
Sanki Engineering Co. Ltd.	8,900	113,179
Total Construction & Engineering		1,628,226
Industrial Conglomerates — 1.7%
CK Hutchison Holdings Ltd.	134,284	1,101,333
Machinery — 1.7%
Kone oyj, Class B Shares	14,460	1,137,371
Road & Rail — 1.6%
Aurizon Holdings Ltd.	366,494	1,061,619
Trading Companies & Distributors — 4.9%
ITOCHU Corp.	52,900	1,649,359
Mitsubishi Corp.	56,900	1,572,097
Nippon Steel Trading Corp.	1,200	42,377
Total Trading Companies & Distributors		3,263,833
Total Industrials		8,265,293
Information Technology — 0.1%
Communications Equipment — 0.1%
VTech Holdings Ltd.	9,253	84,883
Materials — 4.6%
Metals & Mining — 4.6%
BHP Group Ltd.	42,634	1,570,887
Rio Tinto Ltd.	16,252	1,520,901
Total Materials		3,091,788
Real Estate — 6.7%
Equity Real Estate Investment Trusts (REITs) — 3.1%
Ascendas Real Estate Investment Trust	246,300	575,762
Charter Hall Long Wale REIT	27,649	104,438
Cofinimmo SA	769	118,030
Cromwell Property Group	168,152	113,653
Frontier Real Estate Investment Corp.	38	166,177
Mapletree North Asia Commercial Trust	90,100	73,819
SmartCentres Real Estate Investment Trust	23,331	542,784
Waypoint REIT	179,374	345,008
Total Equity Real Estate Investment Trusts (REITs)		2,039,671

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
Real Estate Management & Development — 3.6%
Allreal Holding AG, Registered Shares	425	$86,114
Cibus Nordic Real Estate AB	2,772	58,549
Henderson Land Development Co. Ltd.	53,942	239,955
Kerry Properties Ltd.	69,296	233,757
LEG Immobilien SE	3,109	433,021
Sun Hung Kai Properties Ltd.	68,205	1,030,076
Swiss Prime Site AG, Registered Shares	2,848	277,134
Yanlord Land Group Ltd.	41,400	41,388
Total Real Estate Management & Development		2,399,994
Total Real Estate		4,439,665
Utilities — 13.9%
Electric Utilities — 10.2%
CK Infrastructure Holdings Ltd.	27,795	170,345
CLP Holdings Ltd.	63,494	626,614
Emera Inc.	37,488	1,702,532
Fortum oyj	34,946	919,187
Iberdrola SA	124,438	1,682,987
Okinawa Electric Power Co. Inc.	9,300	123,285
Power Assets Holdings Ltd.	53,775	330,605
Red Electrica Corp. SA	26,971	495,944
Terna Rete Elettrica Nazionale SpA	100,615	742,468
Total Electric Utilities		6,793,967
Gas Utilities — 2.7%
Enagas SA	22,608	493,145
Italgas SpA	36,507	238,282
Snam SpA	187,969	1,058,978
Total Gas Utilities		1,790,405
Multi-Utilities — 1.0%
A2A SpA	247,089	483,945
ACEA SpA	2,901	65,968
Iren SpA	44,491	132,824
Total Multi-Utilities		682,737
Total Utilities		9,267,109
Total Investments before Short-Term Investments (Cost — $62,529,202)		66,242,067

See Notes to Financial Statements.

6	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

Legg Mason International Low Volatility High Dividend ETF

Security	Rate	Shares	Value
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $309,880)	0.010%	309,880	$309,881
Total Investments — 99.9% (Cost — $62,839,082)			66,551,948
Other Assets in Excess of Liabilities — 0.1%			77,897
Total Net Assets — 100.0%			$66,629,845

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At April 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index Futures	5	6/21	$552,244	$564,325	$12,081

At April 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	192,821	CHF	177,710	Bank of New York	5/11/21	$(2,082)
USD	195,053	CHF	177,992	Bank of New York	5/11/21	(160)
USD	8,114,490	CHF	7,504,467	Bank of New York	5/11/21	(116,025)
USD	441,963	EUR	370,986	Bank of New York	5/11/21	(4,730)
USD	449,057	EUR	371,625	Bank of New York	5/11/21	1,594
USD	18,695,741	EUR	15,706,087	Bank of New York	5/11/21	(215,498)
USD	219,107	JPY	23,966,479	Bank of New York	5/11/21	(174)
USD	221,360	JPY	24,007,550	Bank of New York	5/11/21	1,704
USD	9,228,298	JPY	1,008,179,584	Bank of New York	5/11/21	3,987
USD	23,014	NOK	195,305	Bank of New York	5/11/21	(494)
USD	23,607	NOK	195,690	Bank of New York	5/11/21	53
USD	978,055	NOK	8,299,814	Bank of New York	5/11/21	(20,954)
USD	5,783	SEK	49,568	Bank of New York	5/11/21	(79)
USD	5,927	SEK	49,658	Bank of New York	5/11/21	54
USD	244,314	SEK	2,090,939	Bank of New York	5/11/21	(2,992)
USD	102,926	AUD	135,021	UBS Securities LLC	5/11/21	(1,376)
USD	105,103	AUD	135,212	UBS Securities LLC	5/11/21	653
USD	4,361,444	AUD	5,710,146	UBS Securities LLC	5/11/21	(49,600)
USD	134,462	CAD	168,864	UBS Securities LLC	5/11/21	(2,806)
USD	136,327	CAD	169,142	UBS Securities LLC	5/11/21	(1,167)
USD	5,666,060	CAD	7,130,164	UBS Securities LLC	5/11/21	(129,983)
USD	171,546	GBP	124,801	UBS Securities LLC	5/11/21	(1,252)
USD	173,911	GBP	124,981	UBS Securities LLC	5/11/21	863

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Legg Mason International Low Volatility High Dividend ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,258,061	GBP	5,286,029	UBS Securities LLC	5/11/21	$(60,925)
USD	109,306	HKD	849,690	UBS Securities LLC	5/11/21	(97)
USD	109,673	HKD	851,246	UBS Securities LLC	5/11/21	69
USD	4,615,634	HKD	35,898,737	UBS Securities LLC	5/11/21	(6,563)
USD	97,319	SGD	130,514	UBS Securities LLC	5/11/21	(778)
USD	98,616	SGD	130,730	UBS Securities LLC	5/11/21	357
USD	4,120,620	SGD	5,524,536	UBS Securities LLC	5/11/21	(31,746)
Total						$(640,147)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CHF	— Swiss Franc

EUR	— Euro

GBP	— British Pound

HKD	— Hong Kong Dollar

JPY	— Japanese Yen

NOK	— Norwegian Krone

SEK	— Swedish Krona

SGD	— Singapore Dollar

USD	— United States Dollar

See Notes to Financial Statements.

8	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

Legg Mason International Low Volatility High Dividend ETF

Summary of Investments by Country**
Japan	14.1%
United Kingdom	13.0
Switzerland	12.7
Canada	9.2
France	9.0
Australia	7.1
Singapore	6.6
Italy	5.3
Spain	4.8
Hong Kong	4.6
Finland	3.7
Germany	3.3
Netherlands	2.3
Norway	1.5
China	1.2
Belgium	0.6
Sweden	0.4
Denmark	0.1
Short-Term Investments	0.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2021 and are subject to change.

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments, at value (Cost — $62,839,082)	$66,551,948
Foreign currency, at value (Cost — $221,635)	222,267
Dividends and interest receivable	450,367
Deposits with brokers for open futures contracts	54,257
Receivable from broker — net variation margin on open futures contracts	12,081
Unrealized appreciation on forward foreign currency contracts	9,334
Total Assets	67,300,254

Liabilities:
Unrealized depreciation on forward foreign currency contracts	649,481
Investment management fee payable	20,928
Total Liabilities	670,409
Total Net Assets	$66,629,845

Net Assets:
Par value (Note 5)	$26
Paid-in capital in excess of par value	73,143,102
Total distributable earnings (loss)	(6,513,283)
Total Net Assets	$66,629,845

Shares Outstanding	2,640,000

Net Asset Value	$25.24

See Notes to Financial Statements.

10	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Dividends	$1,608,322
Less: Foreign taxes withheld	(129,756)
Total Investment Income	1,478,566

Expenses:
Investment management fee (Note 2)	114,149
Total Expenses	114,149
Net Investment Income	1,364,417

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,492,521
Futures contracts	49,584
Forward foreign currency contracts	(671,481)
Foreign currency transactions	7,858
Net Realized Gain	878,482
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	9,839,242
Futures contracts	32,970
Forward foreign currency contracts	(776,355)
Foreign currencies	2,461
Change in Net Unrealized Appreciation (Depreciation)	9,098,318
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	9,976,800
Increase in Net Assets From Operations	$11,341,217

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment income	$1,364,417	$2,436,000
Net realized gain (loss)	878,482	(10,906,395)
Change in net unrealized appreciation (depreciation)	9,098,318	(3,295,129)
Increase (Decrease) in Net Assets From Operations	11,341,217	(11,765,524)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(1,609,705)	(3,203,528)
Decrease in Net Assets From Distributions to Shareholders	(1,609,705)	(3,203,528)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (300,000 and 780,000 shares issued, respectively)	7,580,685	19,938,679
Cost of shares repurchased (180,000 and 240,000 shares repurchased, respectively)	(4,234,783)	(5,167,707)
Increase in Net Assets From Fund Share Transactions	3,345,902	14,770,972
Increase (Decrease) in Net Assets	13,077,414	(198,080)

Net Assets:
Beginning of period	53,552,431	53,750,511
End of period	$66,629,845	$53,552,431

See Notes to Financial Statements.

12	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2021[1,2]	2020[2]	2019[2]	2018[2]	2017[2]	2016[2,3]

Net asset value, beginning of period	$21.25	$27.15	$26.42	$28.19	$25.25	$25.18

Income (loss) from operations:
Net investment income	0.57	1.00	1.18	1.22	0.85	0.17
Net realized and unrealized gain (loss)	4.11	(5.47)	1.85	(1.65)	3.21	0.02
Total income (loss) from operations	4.68	(4.47)	3.03	(0.43)	4.06	0.19

Less distributions from:
Net investment income	(0.69)	(1.13)	(1.16)	(1.34)	(0.90)	(0.12)
Net realized gains	—	(0.30)	(1.14)	—	(0.22)	—
Total distributions	(0.69)	(1.43)	(2.30)	(1.34)	(1.12)	(0.12)

Net asset value, end of period	$25.24	$21.25	$27.15	$26.42	$28.19	$25.25
Total return, based on NAV[4]	22.27%	(17.20)%	12.65%	(1.49)%	16.35%	0.75%

Net assets, end of period (000s)	$66,630	$53,552	$53,751	$49,144	$60,898	$3,030

Ratios to average net assets:
Gross expenses	0.40%[5]	0.40%	0.40%	0.40%	0.40%	0.40%[5]
Net expenses	0.40 [5]	0.40	0.40	0.40	0.40	0.40 [5]
Net investment income	4.78 [5]	4.28	4.54	4.46	3.13	2.57 [5]

Portfolio turnover rate[6]	42%	96%	41%	41%	31%	18%

[1]	For the six months ended April 30, 2021 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period July 27, 2016 (inception date) to October 31, 2016.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	13

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and trade at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (NTR) (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

14	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$66,242,067	—	—	$66,242,067
Short-Term Investments†	309,881	—	—	309,881
Total Investments	$66,551,948	—	—	$66,551,948
Other Financial Instruments:
Futures Contracts	$12,081	—	—	$12,081
Forward Foreign Currency Contracts	—	$9,334	—	9,334
Total Other Financial Instruments	$12,081	$9,334	—	$21,415
Total	$66,564,029	$9,334	—	$66,573,363

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$649,481	—	$649,481

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

18	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2021, the Fund held forward foreign currency contracts with credit related contingent features which had a net liability position of $649,481. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

20	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS Investors 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of Creation Units for the Fund on an agency basis. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$23,934,910
Sales	24,660,521

During the six months ended April 30, 2021, in-kind transactions (Note 5) were as follows:

Contributions	$6,943,090
Redemptions	4,094,649
Realized gain (loss)*	396,846

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

22	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$62,839,082	$5,483,950	$(1,771,084)	$3,712,866
Futures contracts	—	12,081	—	12,081
Forward foreign currency contracts	—	9,334	(649,481)	(640,147)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2021.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$12,081	$12,081
Forward foreign currency contracts	$9,334	—	9,334
Total	$9,334	$12,081	$21,415

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$649,481

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$49,584	$49,584
Forward foreign currency contracts	$(671,481)	—	(671,481)
Total	$(671,481)	$49,584	$(621,897)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$32,970	$32,970
Forward foreign currency contracts	$(776,355)	—	(776,355)
Total	$(776,355)	$32,970	$(743,385)

During the six months ended April 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$345,596
Forward foreign currency contracts (to buy)	402,262
Forward foreign currency contracts (to sell)	57,050,449

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$7,392	$(363,188)	$(355,796)	—	$(355,796)
UBS Securities LLC	1,942	(286,293)	(284,351)	—	(284,351)
Total	$9,334	$(649,481)	$(640,147)	—	$(640,147)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

24	Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report

5. Fund share transactions

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 60,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of October 31, 2020, the Fund had deferred capital losses of $10,551,126, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Legg Mason International Low Volatility High Dividend ETF 2021 Semi-Annual Report	25

Legg Mason

International Low Volatility High Dividend ETF

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten*

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective January 1, 2021, Ms. Duersten became Chair.

Legg Mason International Low Volatility High Dividend ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason International Low Volatility High Dividend ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason International Low Volatility High Dividend ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI World ex-US IMI Index (the “MSCI Index”) was used by QS Investors, LLC (“QS Investors”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Legg Mason International Low Volatility High Dividend ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS Investors does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS Investors shall not have any liability for any errors, omissions or interruptions therein. QS Investors makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS Investors makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS Investors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

27

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF377677 6/21 SR21-4161

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 21, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 21, 2021